Mineral interests	12 Months Ended
Jun. 30, 2012
Unproven Mineral Right Interests [Abstract]
Mineral interests
7.	Mineral interests

Kimber’s mineral interests relate to mineral rights for the Monterde property located in the State of Chihuahua, Mexico.

Kimber holds mineral rights to the Pericones and Setago properties in State of Estado de Mexico, Mexico and the State of Chihuahua, Mexico. All expenditures on these two properties have been previously written off or expensed previously.

During the year ended June 30, 2012 Kimber capitalized $10,127,813 of costs to mineral interests (June 30, 2011 - $6,191,767).

Monterde Property

The Monterde Property consists of the Monterde concessions, the contiguous El Coronel concessions and staked concessions. The entire Monterde Property comprises of 35 mineral concessions totalling 29,296 hectares in the Sierra Madre in the State of Chihuahua, Mexico.

Monterde concessions

Kimber owns a 100% interest in the Monterde concessions having acquired the concessions by payment of total consideration of $1,477,043 (US$1,129,900).

El Coronel concessions

Kimber owns a 100% interest in the El Coronel mineral concessions by having made total payments of $1,206,958 (US$1,000,000).

Staked concessions

Kimber has a 100% interest in concessions that were staked adjacent to the Monterde concessions and El Coronel concessions. There are no payment obligations for these staked concessions aside from semi-annual taxes.

Pericones and Setago Properties

The Pericones Property is located approximately 160 southwest of Mexico City and covers 11,890 hectares. The Setago Property lies approximately 24 kilometers to the west of Monterde and covers 10,069 hectares. Previous expenditures on both these properties have been expensed in previous periods.

		Expenditures		Expenditures
	June 30,	during the	June 30,	during the	July 1,
Mexico	2012	period	2011	period	2010
	$	$	$	$	$

Monterde Property
Acquisition	3,257,567	142,813	3,114,754	103,845	3,010,909

Exploration
Amortization	819,346	94,676	724,670	89,621	635,049
Assays	5,548,789	1,265,001	4,283,788	482,902	3,800,886
Drilling	19,853,580	4,680,555	15,173,025	2,042,686	13,130,339
Engineering	4,313,058	837,261	3,475,797	809,735	2,666,062
Environment study	1,695,906	271,534	1,424,372	93,805	1,330,567
Field, office	2,681,946	666,754	2,015,192	575,186	1,440,006
Geological, geophysical	9,052,537	906,324	8,146,213	998,730	7,147,483
Legal	948,727	94,610	854,117	98,939	755,178
Maps, reports, reproductions	1,334,237	105,462	1,228,775	96,523	1,132,252
Metallurgy	1,309,532	255,826	1,053,706	167,429	886,277
Road and drill site construction	2,284,613	99,023	2,185,590	142,763	2,042,827
Salaries and wages	1,057,538	142,607	914,931	93,388	821,543
Scoping study	25,482	-	25,482	-	25,482
Socioeconomic studies	65,301	-	65,301	-	65,301
Stakeholder costs	69,174	-	69,174	-	69,174
Supplies	2,699,234	403,335	2,295,899	287,170	2,008,729
Travel, accomodation	1,950,374	162,032	1,788,342	109,045	1,679,297
	55,709,374	9,985,000	45,724,374	6,087,922	39,636,452
Total mineral interests	58,966,941	10,127,813	48,839,128	6,191,767	42,647,361